UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton

Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway,

San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle,

One Franklin Parkway,

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2000

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Item 1.	Reports to Stockholders.

Semiannual Report June 30, 2015

Franklin Templeton

Variable Insurance Products Trust

Franklin Templeton Variable Insurance

Products Trust Semiannual Report

Table of Contents

Important Notes to Performance Information	i
*Statement of Additional Information Supplements for all Funds	SAI-1

Fund Summary
Franklin VolSmart Allocation VIP Fund (formerly, Franklin Managed Volatility Global Allocation VIP Fund)	FVA-1
Index Descriptions	I-1
Shareholder Information	SI-1

*Not part of the semiannual report. Retain for your records.

Not FDIC Insured	|	May Lose Value	|	No Bank Guarantee

MASTER CLASS – 5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Important Notes to

Performance Information

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

i

SUPPLEMENT DATED JUNE 30, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2015

OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The statement of additional information (SAI) is amended as follows:

In the section “Glossary of Investments, Techniques, Strategies and Their Risks” under the heading “Foreign securities” the following is added before the paragraph on page 40 that begins with “Developing markets or emerging markets:”

Investing through Stock Connect. Foreign investors may now invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange (“SSE”) through the Shanghai – Hong Kong Stock Connect (“Stock Connect”) program. Stock Connect is a securities trading and clearing program developed by The Stock Exchange of Hong Kong Limited (“SEHK”), SSE, Hong Kong Securities Clearing Company Limited and China Securities Depository and Clearing Corporation Limited for the establishment of mutual market access between SEHK and SSE. In contrast to certain other regimes for foreign investment in Chinese securities, no individual investment quotas or licensing requirements apply to investors in Stock Connect Securities through Stock Connect. In addition, there are no lock-up periods or restrictions on the repatriation of principal and profits.

However, trading through Stock Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. For example, a primary feature of the Stock Connect program is the application of the home market’s laws and rules to investors in a security. Thus, investors in Stock Connect Securities are generally subject to PRC securities regulations and SSE listing rules, among other restrictions. In addition, Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude a Fund’s ability to invest in Stock Connect Securities. For example, an investor cannot purchase and sell the same security on the same trading day. Stock Connect also is generally available only on business days when both the SSE and the SEHK are open. Trading in the Stock Connect Program is subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to a Fund. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

Stock Connect is in its initial stages. Further developments are likely and there can be no assurance as to whether or how such developments may restrict or affect a Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program, are uncertain, and they may have a detrimental effect on a Fund’s investments and returns.

Please keep this supplement with your Statement of Additional Information for future reference.

SAI-1

SUPPLEMENT DATED MAY 1, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2015

OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

The statement of additional information (SAI) is amended as follows:

I. The section entitled “Calculation of Net Asset Value” in the SAI is removed in its entirety.

Please keep this supplement with your statement of additional information for future reference.

SAI-2

Franklin VolSmart Allocation VIP Fund

(Formerly, Franklin Managed Volatility Global Allocation VIP Fund)

We are pleased to bring you Franklin VolSmart Allocation VIP Fund’s semiannual report for the period ended June 30, 2015.

Class 5 Performance Summary as of June 30, 2015

The Fund’s Class 5 shares delivered a +1.57% total return* for the six-month period ended June 30, 2015.

*Prior to 5/1/15, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile. The Fund has an expense reduction contractually guaranteed through at least 4/30/16, and a fee waiver associated with any investment in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year-end and, prior to 5/1/15, the Fund had a fee waiver related to the management fee paid by a Fund subsidiary. Fund investment results reflect the expense reduction and fee waivers, to the extent applicable; without these reductions, the results would have been lower.

Performance reflects the Fund’s Class 5 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

Fund Goals and Main Investments

Franklin VolSmart Allocation VIP Fund seeks total return (including income and capital gains) while seeking to manage volatility.

Fund Risks

All investments involve risks, including possible loss of principal. There can be no guarantee that the Fund will stay within its target volatility. Also, the managed volatility and tail risk protection strategies could negatively impact the Fund’s return and expose the Fund to additional costs. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. Bond prices generally move in the opposite direction of interest rates. Derivatives involve costs and can create economic leverage in the portfolio, which may result in significant volatility and cause the Fund to participate in losses on an amount that exceeds the Fund’s initial investment. The Fund may not achieve the anticipated benefits, and may realize losses when a counterparty fails to perform. Because the Fund allocates assets to a variety of investment strategies, ETFs and other mutual funds, which involve certain risks, it may be subject to those same risks. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. For comparison, the Fund’s benchmarks, the Standard & Poor’s® 500 Index (S&P 500®) returned +1.23%, and the Barclays U.S. Aggregate Bond Index had a -0.10% total return for the period under review.1 The Fund’s blended benchmark, a combination of leading stock and bond indexes that better reflects the asset allocation of the Fund’s portfolio, returned +0.81% for the same period.2 Prior to May 1, 2015, the Fund followed different investment strategies, had different subadvisory arrangements, allocated its core portfolio differently, had a different current target volatility goal and made different use of derivative instruments. As a result, the Fund generally held different investments and had a different investment profile.

Economic and Market Overview

U.S. economic growth was mixed during the six months under review. In 2015’s first quarter, U.S. dollar strength, low energy prices, and a labor dispute at West Coast ports led exports to decline. Lower business investment and state and local government spending also weighed on the economy, while increases in consumer spending, residential investment and private inventory investment offered some support. In the second quarter, business capital spending rebounded and manufacturing and non-manufacturing activities increased, contributing to strong job gains that helped the unemployment rate decline from 5.6% in December 2014 to 5.3% in June 2015.3 Housing market data were generally encouraging as home sales and prices rose. After a brief, winter slump, retail sales rebounded in the spring as strong employment gains led to broad-based improvement, especially for auto and gasoline sales. Inflation, as measured by the Consumer Price Index, rose during the six months amid generally higher energy prices bouncing from recent lows.

During the six-month period, the Federal Reserve Board (Fed) kept its target interest rate at 0%–0.25% while considering when an increase would be appropriate. The Fed anticipated raising its target rate when it saw further labor market progress and was reasonably confident that inflation would move back to 2% over the medium term. In its June meeting, the Fed lowered its 2015 economic growth forecast and raised unemployment estimates given the weak start to the year.

Investor confidence grew during the period as corporate profits remained healthy, the Fed showed caution about raising interest rates, economic data in Europe and Japan improved and China introduced more stimulus measures. However, the stock markets endured some sell-offs when many investors reacted to debt negotiations between Greece and its creditors, geopolitical tensions in certain regions, and less robust growth in China. For the six months under review, U.S. stocks, as measured by the S&P 500 and the Dow Jones Industrial Average, rose marginally after both reached all-time highs in May.4

1. Source: Morningstar.

2. The Fund’s blended benchmark was calculated internally and rebalanced monthly and was composed of 60% S&P 500, 30% Barclays U.S. Aggregate Bond Index and 10% Barclays 1-3 Month U.S. Treasury Bill Index.

One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Bureau of Labor Statistics.

4. Please see Index Descriptions following the Fund Summaries.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

The 10-year Treasury yield, which moves inversely to price, declined from 2.17% at the start of the period to a six-month low of 1.68% in early February as investors sought less risky assets given concerns about soft domestic data, Greece’s debt negotiations, less robust growth in China and the Fed’s cautious tone on raising interest rates. At period-end, the yield rose to 2.35% based partly on upbeat domestic and eurozone economic data and expectations of an agreement between Greece and its international creditors.

Investment Strategy

Under normal market conditions, the Fund seeks to achieve its investment goal by allocating its assets across certain asset classes, sectors and strategies in an attempt to produce a diversified portfolio that will generate returns while minimizing the expected volatility of the Fund’s returns so that volatility does not exceed a target of 10% per year. (Volatility within the 10% target is referred to as “Target Volatility.”) The Fund’s assets are primarily invested in its “core portfolio,” which is principally composed of various U.S. equity and fixed income investments and strategies.

In addition, the Fund employs a volatility management strategy, which is designed to manage the expected volatility of the Fund’s returns so that volatility remains within the Fund’s Target Volatility. Thus, the Fund may utilize certain derivative instruments (such as futures contracts on indexes) to adjust the Fund’s expected volatility to within the Target Volatility. There is no guarantee that the Fund will stay within its Target Volatility. The Fund also employs a “tail risk protection strategy,” designed to protect the Fund from risks related to extreme short-term market downturns (tail risk). Thus, the Fund may utilize certain derivatives (such as total return swap agreements) to hedge the tail risk of the Fund. There is no guarantee that the Fund’s volatility management or tail risk protection strategies will be successful.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell an underlying instrument or asset at a specific price on a future date.

What is a total return swap agreement?

A swap agreement, such as an equity total return swap, is a contract between the Fund and a counterparty to exchange on a future date the returns, or differentials in rates of return, that would have been earned or realized if a notional amount were invested in specific instruments.

Portfolio Breakdown*
6/30/15
% of Total Net Assets
Stocks	49.8%
Capital Goods	9.5%
Health Care Equipment & Services	5.4%
Materials	5.3%
Energy	4.1%
Food, Beverage & Tobacco	4.0%
Pharmaceuticals, Biotechnology & Life Sciences	2.9%
Retailing	2.7%
Food & Staples Retailing	2.7%
Software & Services	2.3%
Household & Personal Products	1.8%
Other	9.1%
Underlying Funds	43.1%
Domestic Fixed Income	23.1%
Domestic Equity	10.2%
Domestic Hybrid	9.8%
Hedge Strategy	4.8%
Short-Term Investments & Other Net Assets	2.3%

*Figures are stated as a percentage of total and may not equal 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors. The breakdown may not match the Statement of Investments (SOI).

Manager’s Discussion

From January 1, 2015, through April 30, 2015, the Fund followed its original investment strategies, seeking to diversify the portfolio across global asset classes, regions and sectors while seeking to limit volatility of the Fund’s returns. For this period, the Fund’s benchmark was a combination of the MSCI All Country World Index, the Citigroup World Government Bond Index and the Bloomberg Commodity Index (combined index).4 Performance for these four months are discussed in the following five paragraphs.

Tactical Hedging

For the first four months of the reporting period, volatility remained subdued, and our forward-looking risk estimates of expected volatility remained within our tolerance. Thus, we did not implement tactical hedging during this period.

Developed Low Volatility Equities

The Fund’s exposure to low volatility strategies, achieved through exchange-traded funds, effectively reduced Fund

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FRANKLIN VOLSMART ALLOCATION VIP FUND

volatility, as evidenced by a lower standard deviation of daily returns, a measure of volatility. Our low volatility strategies outperformed the broad equity market, and our outperformance of European markets offset our underperformance of the U.S. market. Please keep in mind that although the Fund had a passive exposure to certain low-volatility stocks through the Fund’s allocation process, stock investments were employed to gain country or sector exposure and were based on expectations of low volatility, not capital appreciation.

Emerging Equities

Relative to the combined index, we maintained an underweighting in emerging market equities, as we sought to limit what we viewed as a potential source of volatility. Although this decision detracted as emerging market stocks performed well, the decline was somewhat offset by gains from stock selection within these markets. Selections in China contributed, while selections in India and Egypt detracted. Overweightings in China and Thailand added to returns, as did underweightings in Brazil and Columbia. Conversely, an underweighted allocation in Russia, which was a particularly strong performer, detracted.

Fixed Income

Country selection detracted from results, led by overweighted positions in Europe as well as positions in several emerging debt markets, including Poland and Malaysia. However, the decision to hedge out a significant portion of the currency exposure in several of these issues, most notably to the euro, contributed as the U.S. dollar strengthened relative to these currencies. However, an underweighting to U.S. Treasuries, which performed well, limited gains.

Commodities

We maintained a small underweighting in commodities relative to the combined index primarily due to our outlook for slower global growth and expectations for a stronger U.S. dollar. This strategy contributed to results as commodity prices weakened over the period.

Because of its change in investment strategy, the Fund generally held different investments and had a different investment profile starting on May 1, 2015.

At the asset allocation level, the strategy held roughly 66% in equities and 27% in fixed income and maintained a hedge of slightly less than 5% at period-end. In terms of underlying equity sector exposures, relative to the blended benchmark we held our most significant overweightings in health care and industrials, while we underweighted financials and information

Portfolio Strategy Holdings*
6/30/15
% of Total Net Assets
Franklin Rising Dividends Strategy	49.8%
Franklin Low Duration Total Return Fund	13.1%
Franklin DynaTech Fund	10.2%
Franklin Strategic Income Fund	10.0%
Franklin Income Fund	9.8%
Hedge Strategy	4.8%
Short-Term Investments & Other Net Assets	2.3%

*The breakdown may not match the SOI.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s SOI.

technology. The Fund’s equity sector positioning is in line with the new strategy’s objective of capital appreciation and is designed to have less volatility than the overall equity market. Within fixed income, the Fund overweighted spread sectors, namely through high yield credit and securitized debt, and underweighted U.S. Treasuries, as we sought to avoid U.S. duration risk.

The new strategy slightly underperformed its blended benchmark during the two-month time period of May and June as we sought to invest assets.

Thank you for your participation in Franklin VolSmart Allocation VIP Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2015, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN VOLSMART ALLOCATION VIP FUND

Class 5 Fund Expenses

As an investor in a variable insurance contract (Contract) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 5	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Fund-Level Expenses Incurred During Period* 1/1/15–6/30/15	Fund-Level Expenses Incurred During Period** 1/1/15–6/30/15
Actual	$1,000	$1,015.70	$4.45	$5.05
Hypothetical (5% return before expenses)	$1,000	$1,020.33	$4.46	$5.06

*Expenses are calculated using the most recent six-month annualized expense ratio excluding expenses of the underlying funds, net of expense waivers, for the Fund’s Class 5 shares (0.89%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**Expenses are calculated using the most recent six-month annualized expense ratio including expenses of the underlying funds, net of expense waivers, for the Fund’s Class 5 shares (1.01%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Financial Highlights

Franklin VolSmart Allocation VIP Fund

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31,
		2014	2013[a]
Class 2
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.20	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c],d	0.02	0.11	0.09

Net realized and unrealized gains (losses)	0.14	0.25	0.17

Total from investment operations	0.16	0.36	0.26

Less distributions from:

Net investment income and net foreign currency gains	(0.03)	(0.23)	(0.19)

Net realized gains	—	(—)[e]	—

Total distributions	(0.03)	(0.23)	(0.19)

Net asset value, end of period	$10.33	$10.20	$10.07

Total return[f]	1.57%	3.60%	2.56%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.87%	1.97%	2.97%

Expenses net of waiver and payments by affiliates[h]	1.02%	1.08% [i]	1.08% [i]

Net investment income[d]	0.40%	1.07%	1.21%

Supplemental data

Net assets, end of period (000’s)	$10,327	$10,201	$10,065

Portfolio turnover rate	125.82%	22.04%	8.12%

a For the period April 1, 2013 (commencement of operations) to December 31, 2013.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

e Amount rounds to less than $0.01 per share.

f Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

g Ratios are annualized for periods less than one year.

h Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.12% for the period ended June 30, 2015.

i Benefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL HIGHLIGHTS

Franklin VolSmart Allocation VIP Fund (continued)

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31,
		2014	2013[a]
Class 5
Per share operating performance (for a share outstanding throughout the period)

Net asset value, beginning of period	$10.20	$10.07	$10.00

Income from investment operations[b]:

Net investment income[c],d	0.03	0.13	0.10

Net realized and unrealized gains (losses)	0.13	0.25	0.17

Total from investment operations	0.16	0.38	0.27

Less distributions from:

Net investment income and net foreign currency gains	(0.03)	(0.25)	(0.20)

Net realized gains	—	(—)[e]	—

Total distributions	(0.03)	(0.25)	(0.20)

Net asset value, end of period	$10.33	$10.20	$10.07

Total return[f]	1.57%	3.75%	2.68%

Ratios to average net assets[g]

Expenses before waiver and payments by affiliates[h]	1.74%	1.82%	2.82%

Expenses net of waiver and payments by affiliates[h]	0.89%	0.93% [i]	0.93% [i]

Net investment income[d]	0.53%	1.22%	1.36%

Supplemental data

Net assets, end of period (000’s)	$11,383	$10,201	$10,065

Portfolio turnover rate	125.82%	22.04%	8.12%

a For the period April 1, 2013 (commencement of operations) to December 31, 2013.

b The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.

c Based on average daily shares outstanding.

d Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the Fund invests.

e Amount rounds to less than $0.01 per share.

f Total return does not include fees, charges or expenses imposed by the variable annuity and life insurance contracts for which Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.

g Ratios are annualized for periods less than one year.

h Does not include expenses of the Underlying Funds and exchange traded funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds and exchange traded funds was 0.12% for the period ended June 30, 2015.

i Benefit of expense reduction rounds to less than 0.01%.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Statement of Investments, June 30, 2015 (unaudited)

Franklin VolSmart Allocation VIP Fund
	Shares	Value
Common Stocks 49.8%
Automobiles & Components 1.4%
Johnson Controls Inc.	5,900	$292,227

Capital Goods 9.5%
Carlisle Cos. Inc.	1,200	120,144
Donaldson Co. Inc.	2,100	75,180
Dover Corp.	3,400	238,612
General Dynamics Corp.	1,400	198,366
Honeywell International Inc.	2,900	295,713
Pentair PLC (United Kingdom)	4,600	316,250
Roper Technologies Inc.	2,300	396,658
United Technologies Corp.	3,000	332,790
W.W. Grainger Inc.	400	94,660

		2,068,373

Commercial & Professional Services 0.8%
Cintas Corp.	1,000	84,590
Matthews International Corp., A	1,800	95,652

		180,242

Consumer Durables & Apparel 0.9%
Leggett & Platt Inc.	1,200	58,416
NIKE Inc., B	1,300	140,426

		198,842

Consumer Services 1.3%
McDonald’s Corp.	2,000	190,140
Yum! Brands Inc.	1,000	90,080

		280,220

Diversified Financials 0.4%
State Street Corp.	1,100	84,700

Energy 4.1%
Chevron Corp.	2,300	221,881
EOG Resources Inc.	600	52,530
Exxon Mobil Corp.	2,100	174,720
Occidental Petroleum Corp.	2,300	178,871
Schlumberger Ltd.	3,100	267,189

		895,191

Food & Staples Retailing 2.7%
CVS Health Corp.	1,700	178,296
Wal-Mart Stores Inc.	2,800	198,604
Walgreens Boots Alliance Inc.	2,500	211,100

		588,000

Food, Beverage & Tobacco 4.0%
Archer-Daniels-Midland Co.	5,200	250,744
Bunge Ltd.	3,100	272,180
McCormick & Co. Inc.	1,400	113,330
PepsiCo Inc.	2,400	224,016

		860,270

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

	Shares	Value
Common Stocks (continued)
Health Care Equipment & Services 5.4%
Abbott Laboratories	2,700	$132,516
Becton, Dickinson and Co.	2,000	283,300
DENTSPLY International Inc.	1,100	56,705
Medtronic PLC	4,100	303,810
Stryker Corp.	3,000	286,710
West Pharmaceutical Services Inc.	2,000	116,160

		1,179,201

Household & Personal Products 1.8%
Colgate-Palmolive Co.	2,500	163,525
The Procter & Gamble Co.	3,000	234,720

		398,245

Insurance 1.1%
Aflac Inc.	1,100	68,420
The Chubb Corp.	600	57,084
Erie Indemnity Co., A	1,300	106,691

		232,195

Materials 5.3%
Air Products and Chemicals Inc.	2,300	314,709
Albemarle Corp.	4,400	243,188
Bemis Co. Inc.	1,200	54,012
Ecolab Inc.	1,100	124,377
Nucor Corp.	1,400	61,698
Praxair Inc.	2,900	346,695

		1,144,679

Media 0.7%
John Wiley & Sons Inc., A	2,700	146,799

Pharmaceuticals, Biotechnology & Life Sciences 2.9%
AbbVie Inc.	1,600	107,504
Johnson & Johnson	3,400	331,364
Perrigo Co. PLC	400	73,932
Pfizer Inc.	2,200	73,766
Roche Holding AG, ADR (Switzerland)	1,500	52,605

		639,171

Retailing 2.7%
The Gap Inc.	2,900	110,693
Ross Stores Inc.	3,500	170,135
Target Corp.	2,800	228,564
Tiffany & Co.	900	82,620

		592,012

Semiconductors & Semiconductor Equipment 1.3%
Linear Technology Corp.	2,300	101,729
Texas Instruments Inc.	3,300	169,983

		271,712

Software & Services 2.3%
Accenture PLC, A	2,450	237,111
Microsoft Corp.	6,000	264,901

		502,012

Semiannual Report	FVA-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

		Shares	Value
	Common Stocks (continued)
	Technology Hardware & Equipment 0.4%
	QUALCOMM Inc.	1,500	$93,945

	Transportation 0.8%
	United Parcel Service Inc., B	1,700	164,747

	Total Common Stocks (Cost $11,063,854)		10,812,783

	Investments in Underlying Funds 43.1%
	Domestic Equity 10.2%
a,b	Franklin DynaTech Fund, Class R6	43,529	2,204,292

	Domestic Fixed Income 23.1%
b	Franklin Low Duration Total Return Fund, Class R6	282,878	2,834,434
b	Franklin Strategic Income Fund, Class R6	221,768	2,182,196

			5,016,630

	Domestic Hybrid 9.8%
b	Franklin Income Fund, Class R6	924,473	2,135,533

	Total Investments in Underlying Funds (Cost $9,499,170)		9,356,455

	Total Investments before Short Term Investments (Cost $20,563,024)		20,169,238

	Short Term Investments (Cost $1,504,707) 6.9%
	Money Market Funds 6.9%
a,b	Institutional Fiduciary Trust Money Market Portfolio	1,504,707	1,504,707

	Total Investments (Cost $22,067,731) 99.8%		21,673,945
	Other Assets, less Liabilities 0.2%		36,385

	Net Assets 100.0%		$21,710,330

aNon-income producing.

bSee Note 3(e) regarding investments in Underlying Funds.

FVA-10	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

At June 30, 2015, the Fund had the following total return swap contracts outstanding. See Note 1(c).

Total Return Swap Contracts

Underlying Instrument	Financing Rate	Counterparty	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Dynamic VIX Backwardation[a]	0.25%	BZWS	$4,200,000	5/12/16	$—	$(798)

aRepresents a custom index comprised of a basket of underlying instruments. Additional information regarding the custom basket’s underlying instruments and their respective values and fees are as follows:

Underlying Instruments	Notional Value[b]	Unrealized Appreciation	Unrealized Depreciation
CBOE VIX Future Oct15	$612,500	$—	$(115)
CBOE VIX Future Nov15	1,050,000	—	(200)
CBOE VIX Future Dec15	1,050,000	—	(200)
CBOE VIX Future Jan16	437,500	—	(83)
Uninvested Notional	1,050,000	—	(200)

Total	$4,200,000	$—	$(798)

bNotional value represents the market value of each underlying instrument which is calculated based on the custom swap contract’s original notional value of $4,200,000, allocated to each underlying instrument on a pro-rata basis.

See Abbreviations on page FVA-22.

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Financial Statements

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

Franklin VolSmart Allocation VIP Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers	$11,063,854
Cost - Underlying Funds (Note 3e)	11,003,877

Total cost of investments	$22,067,731

Value - Unaffiliated issuers	$10,812,783
Value - Underlying Funds (Note 3e)	10,861,162

Total value of investments	21,673,945
Receivables:
Investment securities sold	6,414
Capital shares sold	51,829
Dividends	14,424
Affiliates	13,897
Other assets	8

Total assets	21,760,517

Liabilities:
Payables:
Investment securities purchased	10,046
Capital shares redeemed	134
Distribution fees	7,130
Professional fees	32,079
Unrealized depreciation on OTC swap contracts	798

Total liabilities	50,187

Net assets, at value	$21,710,330

Net assets consist of:
Paid-in capital	$20,888,034
Distributions in excess of net investment income	(84,462)
Net unrealized appreciation (depreciation)	(394,584)
Accumulated net realized gain (loss)	1,301,342

Net assets, at value	$21,710,330

Class 2:
Net assets, at value	$10,327,493

Shares outstanding	1,000,000

Net asset value and maximum offering price per share	$10.33

Class 5:
Net assets, at value	$11,382,837

Shares outstanding	1,101,446

Net asset value and maximum offering price per share	$10.33

FVA-12	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended June 30, 2015 (unaudited)

Franklin VolSmart Allocation VIP Fund
Investment income:
Dividends:
Unaffiliated issuers	$75,385
Underlying Funds (Note 3e)	38,511
Interest	33,118

Total investment income	147,014

Expenses:
Management fees (Note 3a)	96,624
Distribution fees: (Note 3c)
Class 2	12,894
Class 5	6,135
Custodian fees (Note 4)	765
Reports to shareholders	2,392
Registration and filing fees	390
Professional fees	64,994
Other	2,505

Total expenses	186,699
Expenses waived/paid by affiliates (Note 3e and 3f)	(87,972)

Net expenses	98,727

Net investment income	48,287

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	1,159,565
Foreign currency transactions	188,524
Swap contracts	(805)

Net realized gain (loss)	1,347,284

Net change in unrealized appreciation (depreciation) on:
Investments	(1,089,732)
Translation of other assets and liabilities denominated in foreign currencies	2,610
Swap contracts	(798)

Net change in unrealized appreciation (depreciation)	(1,087,920)

Net realized and unrealized gain (loss)	259,364

Net increase (decrease) in net assets resulting from operations	$307,651

The accompanying notes are an integral part of these financial statements. | Semiannual Report	FVA-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Franklin VolSmart Allocation VIP Fund
	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
Increase (decrease) in net assets:
Operations:
Net investment income	$48,287	$236,957
Net realized gain (loss)	1,347,284	223,319
Net change in unrealized appreciation (depreciation)	(1,087,920)	293,294

Net increase (decrease) in net assets resulting from operations	307,651	753,570

Distributions to shareholders from:
Net investment income and net foreign currency gains:
Class 2	(30,800)	(230,300)
Class 5	(32,799)	(245,900)
Net realized gains:
Class 2	—	(3,400)
Class 5	—	(3,400)

Total distributions to shareholders	(63,599)	(483,000)

Capital share transactions: (Note 2)
Class 5	1,064,949	—

Net increase (decrease) in net assets	1,309,001	270,570
Net assets:
Beginning of period	20,401,329	20,130,759

End of period	$21,710,330	$20,401,329

Distributions in excess of net investment income included in net assets:
End of period	$(84,462)	$(69,150)

FVA-14	Semiannual Report | The accompanying notes are an integral part of these financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Notes to Financial Statements (unaudited)

Franklin VolSmart Allocation VIP Fund

1. Organization and Significant Accounting Policies

Franklin Templeton Variable Insurance Products Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of nineteen separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Franklin VolSmart Allocation VIP Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Shares of the Fund are generally sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. The Fund offers two classes of shares: Class 2 and Class 5. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying Funds’ shareholder reports is available on the U.S. Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s Public Reference Room in Washington, D.C. The Underlying Funds’ shareholder reports are not covered by this report.

Effective May 1, 2015, Franklin Managed Volatility Global Allocation VIP Fund was renamed Franklin VolSmart Allocation VIP Fund and implemented changes to the investment strategies.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Investments in the Underlying Funds are valued at their closing NAV each trading day.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key

Semiannual Report	FVA-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

1. Organization and Significant Accounting Policies (continued)

a. Financial Instrument Valuation (continued)

inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master

FVA-16	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement. At June 30, 2015, the Fund had OTC derivatives in a net liability position for such contracts of $798.

Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.

The Fund entered into OTC total return swap contracts primarily to manage exposure to the equity price risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss.

See Note 7 regarding other derivative information.

d. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of June 30, 2015, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest

Semiannual Report	FVA-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

1. Organization and Significant Accounting Policies (continued)

e. Security Transactions, Investment Income, Expenses and Distributions (continued)

income. Dividend income and realized gain distributions by Underlying Funds and exchange traded funds are recorded on the ex-dividend date except for certain foreign securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by the Fund. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Fund indirectly bears its proportionate share of expenses from the Underlying Funds and exchange traded funds. Since the Underlying Funds and exchange traded funds have varied expense levels and the Fund may own different proportions of the Underlying Funds and exchange traded funds at different times, the amount of expenses incurred indirectly by the Fund will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

f. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At June 30, 2015, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2015[a]		Year Ended December 31, 2014[a]
	Shares	Amount	Shares	Amount

Class 5 Shares:
Shares sold	109,596	$1,150,742	—	$—
Shares issued in reinvestment of distributions	192	1,999	—	—
Shares redeemed	(8,342)	(87,792)	—	—

Net increase (decrease)	101,446	$1,064,949	—	$—

aDuring the period Class 2 did not report any share transactions.

FVA-18	Semiannual Report

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

3. Transactions With Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Advisory Services, LLC (Advisory Services)	Investment manager
K2/D&S Management Co., L.L.C. (K2 Advisors)	Investment manager
Franklin Alternative Strategies Advisers, LLC (FASA)	Investment manager
Franklin Templeton Investment Management Ltd. (FTIML)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Effective May 1, 2015, the Fund’s investment manager is Advisers. Prior to May 1, 2015, FASA was the Fund’s investment manager.

a. Management Fees

The Fund pays an investment management fee to Advisers of 0.80% per year of the average daily net assets of the Fund.

Prior to May 1, 2015, the Fund paid fees to FASA based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $1 billion
0.980%	Over $1 billion, up to and including $5 billion
0.960%	Over $5 billion, up to and including $10 billion
0.940%	Over $10 billion, up to and including $15 billion
0.920%	Over $15 billion, up to and including $20 billion
0.900%	In excess of $20 billion

Effective May 1, 2015, under a subadvisory agreement, Advisory Services and K2 Advisors, affiliates of Advisers, provide subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund. Prior to May 1, 2015, FTIML and TAML provided subadvisory services to the Fund.

b. Administrative Fees

Effective May 1, 2015, under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund. Prior to May 1, 2015, the fees were paid by FASA.

c. Distribution Fees

The Board has adopted distribution plans for Class 2 and Class 5 shares pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to 0.35% and 0.15% per year of its average daily net assets of Class 2 and Class 5, respectively. Some distribution fees are not charged on shares held by affiliates. The Board has agreed to limit the current rate to 0.25% per year for Class 2. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31. Prior to May 1, 2015, the rate for Class 5 shares was 0.10%.

Semiannual Report	FVA-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

3. Transactions With Affiliates (continued)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

e. Investments in Underlying Funds

The Fund invests in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Fund does not invest in the Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the Underlying Funds, as noted on the Statement of Operations, in an amount not to exceed the management or administrative fees paid directly or indirectly by the Underlying Funds.

Investments in Underlying Funds for the period ended June 30, 2015, were as follows:

Underlying Funds	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Gain (Loss)	% of Underlying Fund Shares Outstanding Held at End of Period
Franklin DynaTech Fund, Class R6	—	43,529	—	43,529	$2,204,292	$—	$—	0.08%
Franklin Income Fund, Class R6	—	924,473	—	924,473	2,135,533	9,223	—	—	[a]
Franklin Low Duration Total Return Fund, Class R6	—	282,878	—	282,878	2,834,434	12,105	—	0.11%
Franklin Strategic Income Fund, Class R6	—	221,768	—	221,768	2,182,196	17,183	—	0.03%
Institutional Fiduciary Trust Money Market Portfolio	74,160	22,380,634	(20,950,087)	1,504,707	1,504,707	—	—	0.01%

Total					$10,861,162	$38,511	$—

a Rounds to less than 0.01%.

f. Waiver and Expense Reimbursements

Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (excluding distribution fees, and acquired fund fees and expenses), for each class of the Fund do not exceed 0.65%, based on the average net assets of each class (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2016. Prior to May 1, 2015, the Fund’s contractual cap, for each class of the Fund, was 0.83%.

g. Other Affiliated Transactions

At June 30, 2015, Advisers owned 95.17% of the Fund’s outstanding shares. Investment activities of this shareholder could have a material impact on the Fund.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2015, there were no credits earned.

5. Income Taxes

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At December 31, 2014, the Fund deferred post-October capital losses of $45,942.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

At June 30, 2015, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$22,067,731

Unrealized appreciation	$109,964
Unrealized depreciation	(503,750)

Net unrealized appreciation (depreciation)	$(393,786)

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2015, aggregated $21,266,919 and $21,448,662, respectively.

7. Other Derivative Information

At June 30, 2015, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Unrealized appreciation on OTC swap contracts	$—	Unrealized depreciation on OTC swap contracts	$798

Totals		$—		$798

For the period ended June 30, 2015, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Net Realized Gain (Loss) for the Period		Statement of Operations Locations	Net Change in Unrealized Appreciation (Depreciation) for the Period
	Net realized gain (loss) from:			Net change in unrealized appreciation (depreciation) on:

Foreign exchange contracts	Foreign currency transactions	$181,984	[a]	Translation of other assets and liabilities denominated in foreign currencies	$(36,425)[a]
Equity contracts	Swap contracts	(805)		Swap contracts	(798)

Totals		$181,179			$(37,223)

aForward exchange contracts are included in net realized gain (loss) from foreign currency transactions and net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies in the Statement of Operations.

For the period ended June 30, 2015, the average month end fair value of derivatives represented 0.25% of average month end net assets. The average month end number of open derivative contracts for the period was 4.

See Note 1(c) regarding derivative financial instruments.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin VolSmart Allocation VIP Fund (continued)

8. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 12, 2016. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2015, the Fund did not use the Global Credit Facility.

9. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments
•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of June 30, 2015, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Equity Investments[a]	$10,812,783	$—	$—	$10,812,783
Investments in Underlying Funds[a]	9,356,455	—	—	9,356,455
Short Term Investments	1,504,707	—	—	1,504,707

Total Investments in Securities	$21,673,945	$—	$—	$21,673,945

Liabilities:
Other Financial Instruments
Swap Contracts	$—	$798	$—	$798

aFor detailed categories, see the accompanying Statement of Investments.

10. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Counterparty		Selected Portfolio

BZWS	Barclays Bank PLC	ADR	American Depositary Receipt

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Index Descriptions

The indexes are unmanaged and include reinvestment of any income or distributions.

For Russell Indexes: Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

See www.franklintempletondatasources.com for additional data provider information.

Barclays 1-3 Month U.S. Treasury Bill Index includes all publicly issued zero-coupon U.S. Treasury bills that have a remaining maturity between one month and three months and are investment-grade rated, U.S. dollar denominated, fixed rate and nonconvertible.

Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, Standard & Poor’s and Fitch, respectively.

Barclays U.S. Government Index: Intermediate Component is the intermediate component of the Barclays U.S. Government Index, which includes public obligations of the U.S. Treasury with at least one year to final maturity and publicly issued debt of U.S. government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. government.

Bloomberg Commodity Index comprises exchange-traded futures on physical commodities, which are weighted to account for economic significance and market liquidity. Prior to 7/1/14, the index was known as the Dow Jones-UBS Commodity Index.

Citigroup World Government Bond Index is a market capitalization-weighted index consisting of investment-grade world government bond markets.

Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

Credit Suisse (CS) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average is a price-weighted average of blue-chip stocks that are generally the leaders in their industry.

FTSE® EPRA®/NAREIT® Developed Index is a free float-adjusted index designed to measure the performance of publicly traded real estate securities in the North American, European and Asian real estate markets.

J.P. Morgan (JPM) Global Government Bond Index (GGBI) tracks total returns for liquid, fixed-rate, domestic government bonds with maturities greater than one year issued by developed countries globally.

Lipper Multi-Sector Income Funds Classification Average is calculated by averaging the total returns of all funds within the Lipper Multi-Sector Income Funds classification in the Lipper Open-End underlying funds universe. Lipper Multi-Sector Income Funds are defined as funds that seek current income by allocating assets among different fixed income securities sectors (not primarily in one sector except for defensive purposes), including U.S. and foreign governments, with a significant portion rated below investment grade. For the six-month period ended 6/30/15, there were 293 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing 60% or more of their portfolios in equities. For the six-month period ended 6/30/15, there were 71 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper General U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper General U.S. Government Funds invest primarily in U.S. government and agency issues. For the six-month period ended 6/30/15, there were 52 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

INDEX DESCRIPTIONS

Lipper VIP High Yield Funds Classification Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Yield Funds Classification in the Lipper VIP underlying funds universe. Lipper High Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/15, there were 113 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

MSCI All Country World Index (ACWI) is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

MSCI China A Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of companies incorporated in China that are listed on the Shanghai and Shenzhen Stock Exchanges, are quoted in the Chinese renminbi and entail foreign investment regulations.

MSCI China Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of China, as represented by B, China H, Red Chip and P Chip shares.

MSCI Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

MSCI Europe, Australasia, Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

Russell 1000® Growth Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represents the majority of the U.S. market’s total capitalization.

Russell 1000® Value Index is market capitalization weighted and measures performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500TM Index is market capitalization weighted and measures performance of the smallest companies in the Russell 3000® Index, which represent a modest amount of the Russell 3000® Index’s total market capitalization.

Russell 2500 TM Value Index is market capitalization weighted and measures performance of those Russell 2500 TM Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Growth Index is market capitalization weighted and measures performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 3000® Index is market capitalization weighted and measures performance of the largest U.S. companies based on total market capitalization and represents the majority of the investable U.S. equity market.

Russell Midcap® Growth Index is market capitalization weighted and measures performance of those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap® Index is market capitalization weighted and measures performance of the smallest companies in the Russell 1000® Index, which represent a modest amount of the Russell 1000® Index’s total market capitalization.

Standard & Poor’s® 500 Index (S&P 500®) is a market capitalization-weighted index of 500 stocks designed to measure total U.S. equity market performance.

Standard & Poor’s®/International Finance Corporation Investable (S&P®/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global emerging markets.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Shareholder Information

Board Review of Investment Management Agreement

At a meeting held February 24, 2015, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin VolSmart Allocation VIP Fund (Fund). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, along with periodic reports on expenses, shareholder services, legal and compliance matters, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates, as well as marketing support payments made to financial intermediaries. Information furnished specifically in connection with the renewal process included reports prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis prepared by management. The Lipper reports compared the Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis discussed the profitability to Franklin Templeton Investments (FTI) from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Additional material accompanying such profitability analysis included information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences where relevant. Such material also included a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Fund by the FTI organization, as well as a memorandum relating to economies of scale. The Board also noted that at the February meetings each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. The investment management agreement for the Fund was the only agreement considered at the Board meeting. The Board will address the investment management agreements for the remaining funds in the Trust at the April Board meeting. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address cybersecurity threats. Among other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable report by an independent portfolio trading analytical firm that also covered FOREX transactions. Consideration was also given to the experience of the Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person’s fund management area so as to be aligned with the interests of shareholders. Particular attention was given to management’s conservative approach and diligent risk management procedures, including continual monitoring of counterparty credit risk and attention given to derivatives and other complex instruments, including expanded collateralization requirements. The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Fund and other accounts managed by FTI to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager’s parent company and

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SHAREHOLDER INFORMATION

Board Review of Investment Management Agreement (continued)

its commitment to the mutual fund business as evidenced by its continued subsidization of money market funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper report furnished for the agreement renewal of the Fund. The Lipper report prepared for the Fund showed the investment performance of Class 2 shares in comparison to a performance universe selected by Lipper. Comparative performance for the Fund was shown for the one-year period ended December 31, 2014, in comparison to a performance universe consisting of the Fund and all flexible portfolio funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return during the one-year period to be in the middle performing quintile of its performance universe. The Board was satisfied with the Fund’s comparative performance as shown in the Lipper report noting that the Fund had only been in existence for a limited period and its return exceeded the median of its peer universe by 69 basis points.

COMPARATIVE EXPENSES. Consideration was given to expense comparison information contained in the Lipper report furnished for the Fund, which compared its management fee and total expense ratio with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on the Fund’s contractual investment management fee rate in comparison with the contractual investment management fee rate that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expense ratio of the Fund in comparison with those of its Lipper expense group. The Lipper contractual investment management fee analysis includes administrative charges at the fund level as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for the same class of shares for all funds within a particular Lipper expense group. The results of such comparisons showed that both the contractual investment management fee rate and actual total expense ratio of the Fund were in the most expensive quintile of their respective Lipper expense groups. The Board found such expenses to be acceptable in view of the Fund’s overall investment performance and the quality and experience of its portfolio managers. The Board further noted that management is waiving these management fees at the top tier and that, as a result, the actual total expenses including underlying Fund expenses are only 4 basis points above the median.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2014, being the most recent fiscal year-end for Franklin Resources, Inc., the Manager’s parent. In reviewing the analysis, the Board recognized that allocation methodologies are inherently subjective and various allocation methodologies may be reasonable while producing different results. In this respect, the Board noted that while management continually makes refinements to its methodologies in response to organizational and product related changes, the overall approach as defined by the primary drivers and activity measurements has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm had been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management’s expenditures in improving services provided the Fund, as well as the need to implement systems to meet additional regulatory and compliance requirements resulting from statutes such as the Sarbanes-Oxley and

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION

Dodd-Frank Acts and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from Fund operations, including potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with the service providers and counterparties. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The investment management structure of the Fund provides for a fee of 1.0% on the first $1 billion of net assets; 0.980% on the next $4 billion of net assets; and 0.960% on the next $5 billion of net assets; 0.940% on the next $5 billion of net assets; 0.920% on the next $5 billion of net assets; and 0.90% on net assets in excess of $20 billion. This Fund had net assets of $20 million at December 31, 2014. The Board believed that the schedule of investment management fees provides a sharing of benefits for the Fund and its shareholders as the Fund grows.

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to:

Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report	SI-3

Semiannual Report

Franklin Templeton

Variable Insurance Products Trust

Investment Managers

Franklin Advisers, Inc.

Subadvisors

K2/D&S Management Co., L.L.C.

Franklin Advisory Services, LLC

Fund Administrator

Franklin Templeton Services, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are not offered to the public; they are offered and sold only to:

(1) insurance company separate accounts (Separate Account) to serve as the underlying investment vehicle for variable contracts;

(2) certain qualified plans; and (3) other mutual funds (funds of funds).

Authorized for distribution to investors in Separate Accounts only when accompanied or preceded by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2015 Franklin Templeton Investments. All rights reserved.	VIP5 S 08/15

Item 2.	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a)(1)	The Registrant has an audit committee financial expert serving on its audit committee.

(2)	The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer – Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Franklin Templeton Variable Insurance Products Trust

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration

Date August 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer –
Finance and Administration

Date August 27, 2015

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer

Date August 27, 2015